Related Party Transactions (Tables)	9 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

Due to affiliates in the condensed consolidated balance sheets consists primarily of amounts payable to certain non-controlling interest holders in connection with the Tax Receivable Agreements, amounts payable to StepStone Funds and distributions payable to certain employee equity holders of consolidated subsidiaries, as set forth below.

	As of
	December 31, 2020	March 31, 2020
Amounts payable to non-controlling interest holders in connection with Tax Receivable Agreements	$50,720	$—
Amounts payable to StepStone Funds	925	6
Distributions payable to certain employee equity holders of consolidated subsidiaries	3,572	3,568

Total due to affiliates	$55,217	$3,574